Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of analysis of borrowings
An analysis of borrowings as of December 31, 2012 and 2011 is as follows:

		2012		2011
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank repurchase agreements	May 2013	$5,000	2.65%	$5,000	2.65%

Other repurchase agreements	July 2013	$5,000	4.91%	$5,000	4.91%

Federal Home Loan Bank advances	Less than one year	$—	—	$30,000	0.32%
	One to three years	20,448	1.29%	19,900	1.18%
	Three to five years	—	—	707	5.19%
	Five to ten years	—	—	—	—
	Total	$20,448		$50,607

Subordinated debentures, capital trusts	November 2035	$5,155	1.97%	$5,155	1.94%
	November 2035	5,155	1.97%	5,155	1.94%
	September 2037	3,093	1.81%	3,093	1.80%
	Total	$13,403		$13,403